LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Operating Lease Expense

	Year ended December 31,
	2023	2022	2021

Operating lease expenses *)	$2,714	$2,054	$2,167
Short-term lease expenses	560	355	224
Total lease expenses	$3,274	$2,409	$2,391

*) Operating lease expenses were mainly paid in cash during the years ended December 31, 2023, 2022 and 2021.

Schedule of Future Lease Payments Under Operating Leases
2024	2,898
2025	1,831
2026	1,094
2027	4
Total future lease payments	5,827
Less imputed interest	379
Total lease liability balance	$5,448